Business Segments (Narrative) (Detail) ¥ in Billions	12 Months Ended
	Mar. 31, 2026 segment	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | segment	7
Number of reportable segments | segment	7
Operating Segments | Retail & Digital Business Group | Customer business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		¥ 1.1	¥ 1.7
Operating Segments | Commercial Banking & Wealth Management Business Group | Customer business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		1.1	0.5
Operating Segments | Global Markets Business Group | Customer business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(9.1)	(8.5)
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(12.2)	(6.8)
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(2.4)	(2.7)
Operating Segments | Global Commercial Banking Business Group | Customer business | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(0.1)	(0.1)
Other | Revision of prior period, reclassification, adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		¥ 21.6	¥ 15.9